Accrued Expenses - Additional Information (Details) - USD ($)			3 Months Ended		12 Months Ended
	Oct. 06, 2023	Sep. 29, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Debt Instrument [Line Items]
Advertising costs			$ 9,100,000	$ 9,000,000	$ 31,500,000	$ 36,900,000
Financing Agreement with IPFS [Member]
Debt Instrument [Line Items]
Financing agreement amount		$ 2,500,000
Financing agreement term		10 months
Financing agreement first payment due date		Nov. 01, 2023
Percentage of interest rate on agreement		8.83%
Financing Agreement with IPFS [Member] | Other Current Liabilities [Member]
Debt Instrument [Line Items]
Financing agreement outstanding amount			1,000,000		1,800,000
Financing Agreement with FIF [Member]
Debt Instrument [Line Items]
Financing agreement amount	$ 2,000,000
Financing agreement term	9 months
Financing agreement first payment due date	Nov. 01, 2023
Percentage of interest rate on agreement	8.75%
Financing Agreement with FIF [Member] | Other Current Liabilities [Member]
Debt Instrument [Line Items]
Financing agreement outstanding amount			$ 700,000		$ 1,400,000